Intangible Assets - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Intangible Assets [Abstract]
Favorable lease terms charter-out	$ (4,405)	$ (4,655)	$ (8,519)	$ (9,310)
Total	$ (4,405)	$ (4,655)	$ (8,519)	$ (9,310)